Stock-based Compensation - Stock Option Activity under Company's Incentive Plans (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Beginning Balance, Outstanding, Number of Options | shares	23,030
Number of Options, Expired or forfeited | shares	(11,300)
Ending Balance, Outstanding, Number of Options | shares	11,730
Ending Balance, Vested and Exercisable, Number of Options | shares	11,730
Beginning of Period, Outstanding, Weighted Average Exercise Price | $ / shares	$ 164.50
Weighted Average Exercise Price, Expired or forfeited | $ / shares	162.90
Ending of Period, Outstanding, Weighted Average Exercise Price | $ / shares	166.10
Ending Balance, Vested and Exercisable, Weighted Average Exercise Price | $ / shares	$ 166.10